Debentures, Bank Loans and Credit (Tables)	12 Months Ended
Dec. 31, 2018
Debentures, Bank Loans and Credit [Abstract]
Schedule of composition debentures, bank loans and credit
	December 31
	2017	2018
	NIS	NIS

Current liabilities
Current maturities of debentures	1,166	3,376
Current maturities of bank loans	692	621

	1,858	3,997

Non-current liabilities
Debentures	8,036	5,537
Bank loans	4,401	4,100

	12,437	9,637

	14,295	13,634

Schedule of terms and debt repayment
	December 31, 2017		December 31, 2018			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%

Loans from banks and others:
Unlinked - Variable interest	675	675	500	500	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	4,398	4,418	4,208	4,221	NIS	2.40 to 6.85
	5,073	5,093	4,708	4,721

Debentures:
Linked to the Israeli CPI - fixed interest	3,897	4, 091	3,290	3,464	NIS	2.20 to 8.40
Unlinked - variable interest	734	732	587	586	NIS	Makam for one year + 1.4
Unlinked - fixed interest	4,347	4,379	4,811	4,863	NIS	3.60 to 6.65
	8,978	9,202	8,688	8,913

Total interest-bearing liabilities	14,051	14,295	13,396	13,634

Schedule of movement in liabilities arising from financing activities

	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS
Balance as at January 1, 2017	9,637	3,944	13,581
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635	2,000	2,635
Repayment of debentures and loans	(978)	(835)	(1,813)
Interest paid	(379)	(158)	(537)
Net cash generated from (used in) finance activities	(722)	1,007	285
Financing expenses recognized in the statement of income	320	163	483
Balance as at December 31, 2017	9,235	5,114	14,349

Balance as at January 1, 2018	9,235	5,114	14,349
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819	320	1,139
Repayment of debentures and loans	(1,107)	(686)	(1,793)
Interest paid	(325)	(198)	(523)
Net cash generated from (used in) finance activities	(613)	(564)	(1,177)
Financing expenses recognized in the statement of income	320	188	508
Balance as at December 31, 2018	8,942	4,738	13,680